Shareholder Report, Average Annual Return (Details)	12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	15.48%		7.49%	5.41%
Without Sales Load [Member] | Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M (without sales charge)
Average Annual Return, Percent	15.26%		7.37%	5.26%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	5.59%	9.52%
Without Sales Load [Member] | Class J
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J (without sales charge)
Average Annual Return, Percent	5.16%	9.22%
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	5.39%		2.36%	1.69%
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	5.39%		2.36%	1.69%
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	5.39%	2.43%
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	5.39%	2.43%